Group entities (Tables)	12 Months Ended
Dec. 31, 2020
Interests in Other Entities [Abstract]
Disclosure of interests in subsidiaries

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2020	December 31, 2019	December 31, 2018
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	NA	NA
Larvotto Shipholding Ltd	Hong Kong	full	NA	NA	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	NA	100.00%	100.00%
GMR Zeus LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Atlas LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Hercules LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Ulysses LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Posseidon LLC	Marshall Islands	full	NA	100.00%	100.00%
Victory Ltd.	Bermuda	full	NA	NA	100.00%
Vision Ltd.	Marshall Islands	full	NA	NA	100.00%
GMR Spartiate LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Maniate LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR St Nikolas LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR George T LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Kara G LLC	Liberia	full	NA	100.00%	100.00%
GMR Harriet G LLC	Liberia	full	NA	100.00%	100.00%
GMR Orion LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Argus LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Spyridon LLC	Marshall Islands	full	NA	NA	100.00%

GMR Horn LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Phoenix LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Strength LLC	Liberia	full	NA	NA	100.00%
GMR Daphne LLC	Marshall Islands	full	NA	NA	100.00%
GMR Defiance LLC	Liberia	full	NA	100.00%	100.00%
GMR Elektra LLC	Marshall Islands	full	NA	NA	100.00%
Companion Ltd.	Bermuda	full	NA	100.00%	100.00%
Compatriot Ltd.	Bermuda	full	NA	100.00%	100.00%
Consul Ltd.	Bermuda	full	NA	NA	100.00%
GMR Agamemnon LLC	Liberia	full	NA	NA	100.00%
Gener8 Neptune LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Athena LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Apollo LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Ares LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Hera LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Constantine LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Oceanus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Nestor LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Nautilus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Macedon LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Noble LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Ethos LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Perseus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Theseus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Hector LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Strength Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Supreme Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Andriotis Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Militiades Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Success Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Chiotis Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	NA	100.00%

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	NA

Disclosure of interests in joint ventures

	Country of incorporation	Consolidation method	Ownership interest
			December 31, 2020	December 31, 2019	December 31, 2018
Parent
Euronav NV	Belgium	full	100.00%	100.00%	100.00%
Euronav NV, Antwerp, Geneva (branch office)
Euronav NV, London (branch office)

Subsidiaries
Euronav Tankers NV	Belgium	full	100.00%	100.00%	100.00%
Euronav Shipping NV	Belgium	full	100.00%	100.00%	100.00%
Euronav (UK) Agencies Limited	UK	full	100.00%	100.00%	100.00%
Euronav Luxembourg SA	Luxembourg	full	100.00%	100.00%	100.00%
Euronav sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management sas	France	full	100.00%	100.00%	100.00%
Euronav Ship Management Antwerp (branch office)
Euronav Ship Management Ltd	Liberia	full	100.00%	100.00%	100.00%
Euronav Ship Management Hellas (branch office)
Euronav Hong Kong	Hong Kong	full	100.00%	100.00%	100.00%
Euro-Ocean Ship Management (Cyprus) Ltd	Cyprus	full	100.00%	100.00%	100.00%
Euronav Singapore	Singapore	full	100.00%	100.00%	100.00%
Fiorano Shipholding Ltd	Hong Kong	full	NA	NA	NA
Larvotto Shipholding Ltd	Hong Kong	full	NA	NA	NA
Euronav MI II Inc	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary II Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary New IV Inc.	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Management LLC	Marshall Islands	full	100.00%	100.00%	100.00%
Gener8 Maritime Subsidiary V Inc.	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Maritime Subsidiary VIII Inc.	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Maritime Subsidiary Inc.	Marshall Islands	full	NA	100.00%	100.00%
GMR Zeus LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Atlas LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Hercules LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Ulysses LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Posseidon LLC	Marshall Islands	full	NA	100.00%	100.00%
Victory Ltd.	Bermuda	full	NA	NA	100.00%
Vision Ltd.	Marshall Islands	full	NA	NA	100.00%
GMR Spartiate LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Maniate LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR St Nikolas LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR George T LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Kara G LLC	Liberia	full	NA	100.00%	100.00%
GMR Harriet G LLC	Liberia	full	NA	100.00%	100.00%
GMR Orion LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Argus LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Spyridon LLC	Marshall Islands	full	NA	NA	100.00%

GMR Horn LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Phoenix LLC	Marshall Islands	full	NA	100.00%	100.00%
GMR Strength LLC	Liberia	full	NA	NA	100.00%
GMR Daphne LLC	Marshall Islands	full	NA	NA	100.00%
GMR Defiance LLC	Liberia	full	NA	100.00%	100.00%
GMR Elektra LLC	Marshall Islands	full	NA	NA	100.00%
Companion Ltd.	Bermuda	full	NA	100.00%	100.00%
Compatriot Ltd.	Bermuda	full	NA	100.00%	100.00%
Consul Ltd.	Bermuda	full	NA	NA	100.00%
GMR Agamemnon LLC	Liberia	full	NA	NA	100.00%
Gener8 Neptune LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Athena LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Apollo LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Ares LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Hera LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Constantine LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Oceanus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Nestor LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Nautilus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Macedon LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Noble LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Ethos LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Perseus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Theseus LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Hector LLC	Marshall Islands	full	NA	100.00%	100.00%
Gener8 Strength Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Supreme Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Andriotis Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Militiades Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Success Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Chiotis Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 1 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 2 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 3 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 4 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 5 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 6 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 7 Inc.	Marshall Islands	full	NA	NA	100.00%
Gener8 Tankers 8 Inc.	Marshall Islands	full	NA	NA	100.00%

Joint ventures
Kingswood Co. Ltd	Marshall Islands	equity	NA	50.00%	50.00%
TI Africa Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
TI Asia Ltd	Hong Kong	equity	50.00%	50.00%	50.00%
Tankers Agencies (UK) Ltd	UK	equity	50.00%	50.00%	50.00%
Tankers International LLC	Marshall Islands	equity	50.00%	50.00%	50.00%
Bari Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	NA
Bastia Shipholding Ltd	Hong Kong	equity	50.00%	50.00%	NA

(in thousands of USD)	December 31, 2020	December 31, 2019
Assets
Interest in joint ventures	51,703	50,322
Interest in associates	—	—
TOTAL ASSETS	51,703	50,322

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	351,702	288	384,351
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non-Current Liabilities	—	522	130,068	74,171	—	—	204,760
of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	6	1	24,400	23,699	349,096	48	397,250
of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	516	269	9,205	72,542	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest Expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2019
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	530	—	137,426	128,722	944	—	21,833	21,628	311,083
of which vessel	—	—	135,195	128,722	—	—	21,833	21,628	307,377
Current Assets	—	800	10,809	10,001	418,505	267	1,573	5,577	447,531
of which cash and cash equivalents	—	800	1,701	917	3,246	—	—	250	6,913
Non-Current Liabilities	—	525	97,514	49,026	490	—	18,390	18,773	184,718
of which bank loans	—	—	45,567	43,927	—	—	—	—	89,495
Current Liabilities	10	1	26,370	27,318	415,301	51	705	4,328	474,085
of which bank loans	—	—	24,856	23,968	135,000	—	—	—	183,824
Net assets (100%)	520	274	24,351	62,379	3,658	216	4,310	4,104	99,811

Group's share of net assets	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Shareholders loans to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Net Carrying amount of interest in joint venture	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Remaining shareholders loan to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Revenue	—	8	49,434	49,487	1,307,523	—	938	1,970	1,409,360
Depreciations and amortization	—	—	(18,209)	(17,933)	(67)	—	(273)	(507)	(36,988)
Interest expense	—	—	(4,633)	(4,482)	(3,292)	—	(155)	(202)	(12,764)
Income tax expense	—	—	(1,588)	(1,573)	(243)	—	—	—	(3,405)
Profit (loss) for the period (100%)	(3)	6	15,881	15,743	746	(24)	310	104	32,763
Other comprehensive income (100%)	—	—	(735)	(706)	—	—	—	—	(1,441)

Group's share of profit (loss) for the period	(1)	3	7,941	7,871	454	(14)	155	52	16,460

Group's share of other comprehensive income	—	—	(367)	(353)	—	—	—	—	(720)

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2020
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	118,337	112,160	720	—	20,079	—	251,296
of which vessel	—	—	118,337	112,160	—	—	20,079	—	250,576
Current Assets	—		10,187	10,176	232,865	243	2,609	514	256,595
of which cash and cash equivalents	—	—	1,138	1,109	3,124	—	1,573	193	7,137
Non Current Liabilities	—		65,355	30,652	276	—	17,271	—	113,554
of which bank loans	—	—	19,929	19,215	—	—	—	—	39,144
Current Liabilities	—		29,277	30,547	228,851	61	2,856	345	291,937
of which bank loans	—	—	25,886	24,961	37,500	—	—	—	88,347
Net assets (100%)	—	—	33,893	61,136	4,458	182	2,562	170	102,401

Group's share of net assets	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Shareholders loans to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Net Carrying amount of interest in joint venture	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Remaining shareholders loan to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Revenue	—	—	49,922	49,976	1,478,909	—	12,288	14,131	1,605,227
Depreciations and amortization	—	—	(16,858)	(16,562)	(56)	—	(4,257)	(2,871)	(40,604)
Interest expense	—	—	(3,358)	(3,233)	(1,651)	—	(1,834)	(1,251)	(11,327)
Income tax expense	—	—	(10,397)	(10,135)	(232)	—	—	—	(20,764)
Profit (loss) for the period (100%)	(1)	(1)	9,549	9,855	800	(34)	(1,748)	3,246	21,666
Other comprehensive income (100%)	—	—	(1)	(3)	—	—	—	—	(4)

Group's share of profit (loss) for the period	—	—	4,775	4,927	487	(20)	(874)	1,623	10,917

Group's share of other comprehensive income	—	—	—	(1)	—	—	—	—	(2)
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor + 2.0%	2022	22,179	22,179	22,088	34,163	34,163	33,948
TI Asia Ltd loan 54M*	USD	libor + 2.0%	2022	22,179	22,179	22,088	34,163	34,163	33,948
TI Africa Ltd revolving loan 56M*	USD	libor + 2.0%	2022	23,001	23,001	22,908	35,429	35,429	35,212
TI Africa Ltd loan 56M*	USD	libor + 2.0%	2022	23,001	23,001	22,908	35,429	35,429	35,212
Total interest-bearing bank loans				90,360	90,360	89,991	139,183	139,183	138,319
* The mentioned secured bank loans are subject to loan covenants.

(in thousands of USD)	2020	2019

Cash and cash equivalents of the joint ventures	7,137	6,913
Group's share of cash and cash equivalents	3,912	3,814

Schedule of entities dissolved	In 2019 the following subsidiaries were dissolved:

Gener8 Maritime Subsidiary V Inc.	GMR Defiance LLC
Gener8 Maritime Subsidiary VIII Inc.	Companion Ltd.
Gener8 Maritime Subsidiary Inc.	Compatriot Ltd.
GMR Zeus LLC	Gener8 Neptune LLC
GMR Atlas LLC	Gener8 Athena LLC
GMR Hercules LLC	Gener8 Apollo LLC
GMR Ulysses LLC	Gener8 Ares LLC
GMR Poseidon LLC	Gener8 Hera LLC
GMR Spartiate LLC	Gener8 Constantine LLC
GMR Maniate LLC	Gener8 Oceanus LLC
GMR St Nikolas LLC	Gener8 Nestor LLC
GMR George T LLC	Gener8 Nautilus LLC
GMR Kara G LLC	Gener8 Macedon LLC
GMR Harriet G LLC	Gener8 Noble LLC
GMR Orion LLC	Gener8 Ethos LLC
GMR Argus LLC	Gener8 Perseus LLC
GMR Horn LLC	Gener8 Theseus LLC
GMR Phoenix LLC	Gener8 Hector LLC